Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Dec. 17, 2018	May 31, 2018	Dec. 31, 2017	Oct. 20, 2017	Jun. 30, 2012
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001				$ 0.00001	$ 0.00001
Ordinary stock, authorized						4,266,159,600
Ordinary stock, shares issued	1,533,071,169
Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001
Ordinary stock, authorized	10,000,000,000			10,000,000,000
Ordinary stock, shares issued	874,071,169		30,000,000	842,071,169
Ordinary Stock, shares outstanding	827,770,169			842,071,169
Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001
Ordinary stock, authorized	10,000,000,000			10,000,000,000
Ordinary stock, shares issued	659,000,000	2,000,000		661,000,000
Ordinary Stock, shares outstanding	659,000,000			661,000,000
Parent Company [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock,shares	46,301,000			0
Parent Company [Member] | Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001
Ordinary stock, authorized	10,000,000,000			10,000,000,000
Ordinary stock, shares issued	874,071,169			842,071,169
Ordinary Stock, shares outstanding	827,770,169			842,071,169
Parent Company [Member] | Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001
Ordinary stock, authorized	10,000,000,000			10,000,000,000
Ordinary stock, shares issued	659,000,000			661,000,000
Ordinary Stock, shares outstanding	659,000,000			661,000,000